CONVERTIBLE NOTES RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
CONVERTIBLE NOTES RECEIVABLE
CONVERTIBLE NOTES RECEIVABLE

NOTE 4 – CONVERTIBLE NOTES RECEIVABLE

Convertible notes receivable as of September 30, 2023 and December 31, 2022 consisted of the following:

	September 30, 2023	December 31, 2022

Heart Water Inc.	$500,000	$100,000
Advanced Magnetic Lab, Inc.	400,000	250,000
Total convertible notes receivable	$900,000	$350,000

Heart Water Inc.

On December 2, 2022, the Company advanced $100,000 to Heart Water Inc. in exchange for a Convertible Promissory Note issued to the Company.  The Convertible Promissory Note carries an 8.0% annual interest rate.  Concurrently, the Company and Heart Water entered into an agreement whereby the Company has the ability to invest in certain development projects of Heart Water in exchange for a per-gallon of water payment from the water that is captured and sold from the project. An additional $400,000 was advanced in exchange for a Convertible Promissory Note on June 16, 2023.

Advanced Magnetic Lab, Inc.

On December 21, 2022, Advanced Magnetic Lab, Inc. (or AML) issued a Convertible Promissory Note to the Company in the amount of $250,000.  Additional Convertible Promissory Notes were subsequently issued by AML to the Company in the amount of $50,000 each on February 21, 2023, March 20, 2023, and May 5, 2023.  The Convertible Promissory Notes carry a 10.0% annual interest rate, compounded monthly, and has the ability to convert into a maximum of 166,667 common stock of AML or repaid at maturity, which is twenty-four months after issuance.  Concurrently, the Company and AML entered into a royalty agreement whereby the Company will receive between 0.5% and 1.5% of the sales revenue received from sales of product(s) developed under a Technology Development and Services Agreement.

NOTE 5 – CONVERTIBLE NOTES RECEIVABLE

Convertible notes receivable as of December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021

Heart Water Inc.	$100,000	$0
Advanced Magnetic Lab, Inc.	250,000	0
Total convertible notes receivable	$350,000	$0

Heart Water Inc.

On December 2, 2022, the Company advanced $100,000 to Heart Water Inc. in exchange for a Convertible Promissory Note issued to the Company. The Convertible Promissory Note carries an 8.0% annual interest rate. Concurrently, the Company and Heart Water entered into an agreement whereby the Company has the ability to invest in certain development projects of Heart Water in exchange for a per-gallon of water payment from the water that is captured and sold from the project.

Advanced Magnetic Lab, Inc.

On December 21, 2022, Advanced Magnetic Lab, Inc. (or AML) issued a Convertible Promissory Note to the Company in the amount of $250,000. The Convertible Promissory Note carries a 10.0% annual interest rate, compounded monthly, and has the ability to convert into a maximum of 166,667 common stock of AML or repaid at maturity, which is December 21, 2024. Concurrently, the Company and AML entered into a royalty agreement whereby the Company will receive between 0.5% and 1.5% of the sales revenue received from sales of product(s) developed under a Technology Development and Services Agreement.